Financial risk and capital management - Master netting agreements for financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	$ 22,154	$ 31,370
Gross amounts offset in the balance sheet	6,922	11,239
Net amounts presented in the balance sheet	15,232	20,131
Amounts of remaining rights to set-off not qualifying for offsetting	2,608	2,795
Net amount	12,624	17,336
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	21,325	26,910
Gross amounts offset in the balance sheet	6,922	11,239
Net amounts presented in the balance sheet	14,403	15,671
Amounts of remaining rights to set-off not qualifying for offsetting	2,608	2,795
Net amount	11,795	12,875
Trade payables
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	11,570	13,420
Gross amounts offset in the balance sheet	1,870	2,310
Net amounts presented in the balance sheet	9,700	11,110
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	9,700	11,110
Accrued expenses and other current financial liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	1,807	1,526
Gross amounts offset in the balance sheet	0	141
Net amounts presented in the balance sheet	1,807	1,385
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	1,807	1,385
Collateral liabilities
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	3,197	4,071
Gross amounts offset in the balance sheet	1,898	3,686
Net amounts presented in the balance sheet	1,298	385
Amounts of remaining rights to set-off not qualifying for offsetting	1,298	385
Net amount	0	0
Derivative financial instruments
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	4,752	7,893
Gross amounts offset in the balance sheet	3,154	5,102
Net amounts presented in the balance sheet	1,598	2,791
Amounts of remaining rights to set-off not qualifying for offsetting	1,310	2,411
Net amount	288	380
Trade and other receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	12,690	15,900
Gross amounts offset in the balance sheet	1,870	2,310
Net amounts presented in the balance sheet	10,819	13,590
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	10,819	13,590
Current interest-bearing financial receivables and accrued interest
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	256	755
Gross amounts offset in the balance sheet	0	141
Net amounts presented in the balance sheet	256	614
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	256	614
Collateral receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	4,392	7,770
Gross amounts offset in the balance sheet	1,922	3,515
Net amounts presented in the balance sheet	2,470	4,254
Amounts of remaining rights to set-off not qualifying for offsetting	1,127	2,037
Net amount	1,343	2,217
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	4,817	6,946
Gross amounts offset in the balance sheet	3,130	5,273
Net amounts presented in the balance sheet	1,687	1,673
Amounts of remaining rights to set-off not qualifying for offsetting	1,481	758
Net amount	$ 206	$ 914